Earnings (Loss) Per Share (Antidilutive Shares) (Details)	12 Months Ended
Dec. 31, 2014 shares
Share-based Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (shares)	263,267
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (shares)	306,310